March 18, 2011

                          TOUCHSTONE FUNDS GROUP TRUST

                  TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2011

                          NOTICE OF ADJOURNMENT OF THE
    TOUCHSTONE HEALTHCARE AND BIOTECHNOLOGY FUND SHAREHOLDER SPECIAL MEETING

A special meeting of the shareholders of the Touchstone Healthcare and Biotechnology Fund (the "Meeting") scheduled for March 18, 2011 has been adjourned in order to solicit additional votes to achieve a quorum. The Meeting is adjourned to April 21, 2011 at 10:00 a.m. and will be held at the offices of the Touchstone Funds Group Trust, 303 Broadway, Suite 1100, Cincinnati, OH, 45202. If approved, the reorganization of the Touchstone Healthcare and Biotechnology Fund into the Touchstone Large Cap Growth Fund is expected to occur on or about May 6, 2011.












              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                TOUCHSTONE FUNDS

                       IMPORTANT PROXY
                            NEWS

                     PLEASE VOTE TODAY!
                     ------------------

Dear Shareholder:                                               For your convenience, please utilize any of the following methods to submit your proxy:
Recently, we distributed proxy materials regarding the
Special Meeting of Shareholders of the Touchstone Healthcare    1. BY PHONE.
and Biotechnology Fund. The meeting was scheduled for March
18, 2011, at 10:00 a.m. Eastern Time at the offices of the      Please call Computershare Fund Services toll-free at 888-916-1750.
Funds.                                                          Representatives are available to take your vote Monday through
                                                                Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday
The Touchstone Healthcare and Biotechnology Fund has            from 12:00 p.m. to 6:00 p.m. Eastern time. Please have your proxy
adjourned to April 21, 2011 at 10:00 a.m. in order to accept    card at hand.
additional votes. To date, our records indicate that we have
not received your voting instructions. We are still             2. BY INTERNET.
accepting proxies to increase shareholder participation.
                                                                Visit WWW.PROXY-DIRECT.COM and follow the simple on-screen
After careful consideration, the Board of Directors of the      instructions.
Fund recommends that shareholders of each Fund vote "FOR"
each proposal. Your vote is important no matter how many        3. BY TOUCH-TONE PHONE.
shares you own. WE URGE YOU TO ACT PROMPTLY IN ORDER TO
ALLOW US TO OBTAIN A SUFFICIENT NUMBER OF VOTES.                Dial the toll-free number, 1-800-337-3503, found on your proxy card and follow the simple instructions.

                                                                4. BY MAIL.

                                                                Simply return your executed proxy card in the envelope provided.
                                                                However, please try to utilize one of the FIRST THREE options above to register your vote, so that it may be received in time for the meeting.

                      WE NEED YOUR HELP. PLEASE VOTE TODAY!


                                                                  REG ADJ1 22151

                                TOUCHSTONE FUNDS

                       IMPORTANT PROXY
                            NEWS

                     PLEASE VOTE TODAY!
                     ------------------

Dear Shareholder:                                               For your convenience, please utilize any of the following methods to submit your proxy:
Recently, we distributed proxy materials regarding the
Special Meeting of Shareholders of the Touchstone Healthcare    1. BY INTERNET.
and Biotechnology Fund. The meeting was scheduled for March
18, 2011, at 10:00 a.m. Eastern Time at the offices of the      Follow the instructions on your voting instruction card.
Funds.
                                                                2. BY TOUCH-TONE PHONE.
The Touchstone Healthcare and Biotechnology Fund has
adjourned to April 21, 2011 at 10:00 a.m. in order to accept    Follow the instructions on your voting instruction card.
additional votes. To date, our records indicate that we have
not received your voting instructions. We are still             3. BY MAIL.
accepting proxies to increase shareholder participation.
                                                                Simply return your executed proxy card in the envelope provided.
After careful consideration, the Board of Directors of the      However, please try to utilize one of the FIRST TWO options above to
Fund recommends that shareholders of each Fund vote "FOR"       register your vote, so that it may be received in time for the
each proposal. Your vote is important no matter how many        meeting.
shares you own. WE URGE YOU TO ACT PROMPTLY IN ORDER TO
ALLOW US TO OBTAIN A SUFFICIENT NUMBER OF VOTES.


                      WE NEED YOUR HELP. PLEASE VOTE TODAY!


                                                                  BFS ADJ1 22151